Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
12
- INCOME TAXES

On
December 22, 2017,
H.R.1,
commonly known as the Tax Cuts and Jobs Act (the Act) was signed into law.  Among other things, the Act reduced the Corporation’s federal tax rate from
34%
to
21%
effective
January 1, 2018.
As a result, the Corporation was required to re-measure, through the provision for income taxes, its deferred tax assets and liabilities using the enacted rate at which they are expected be recovered or settled.  The re-measurement of the net deferred tax asset resulted in an additional provision for income taxes of
$1,136,000
for the year ended
December 31, 2017.

The provision for income taxes for the years ended
December 31, 2019,
2018
and
2017
consist of the following:

	(in thousands)
	2019	2018	2017
Current	$1,086	$(211)	$219
Deferred	529	1,740	1,524
Enactment of federal tax reform	-	-	1,136
Total provision for income taxes	$1,615	$1,529	$2,879

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of
21%
in
2019
and
2018,
and
34%
in
2017
, to income before income taxes as a result of the following:

	(in thousands)
	2019	2018	2017
Expected tax using statutory tax rate	$2,578	$2,047	$2,287
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(386)	(358)	(572)
Tax-exempt income on life insurance contracts	(82)	(83)	(135)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(42)	(37)	(57)
Tax-exempt settlement	(416)	-	-
Non-deductible merger and acquisition costs	-	-	117
Enactment of federal tax reform	-	-	1,136
Other, net	(37)	(40)	103
Total provision for income taxes	$1,615	$1,529	$2,879

The deferred income tax provision
of
$529,000

in
2019
,
$1.7
million in
2018
, and
$2.7
million in
2017
resulted from the tax effects of temporary differences.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at
December 31, 2019
and
2018
are presented below:

	(in thousands)
	2019	2018
Deferred tax assets:
Allowance for loan losses	$868	$760
Deferred compensation	312	301
Alternative minimum tax credits	-	46
Nonaccrual loan interest	212	256
Deferred loan fees	130	139
Accrued vacation expense	96	91
Accrued profit sharing	123	108
Loans fair value adjustments	421	531
Unrealized loss on securities available-for sale	-	469
Other	124	132
Net operating loss carryforwards	1,285	1,718
Total deferred tax assets	3,571	4,551
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526	526
Unrealized gain on securities available for sale	764	-
Capitalized mortgage servicing rights	223	276
Fixed asset depreciation	424	337
Acquisition intangibles	1,907	1,881
Trust preferred fair value adjustment	77	109
Other	67	77
Total deferred tax liabilities	3,988	3,206
Net deferred tax assets (liabilities)	$(417)	$1,345

Net deferred tax assets (liabilities) at
December 31, 2019
and
2018
are included in other assets (liabilities) in the consolidated balance sheets.

The Corporation acquired
$15.0
million in federal loss carryforwards with the
2014
acquisition of OSB, which losses expire in years ranging from
2029
 to
2033.
  Since the use of these losses is limited to
$126,000
per year under Section
382
of the Internal Revenue
Code, the Corporation recorded in deferred tax assets at the time of acquisition the tax benefit of only
$2.5
million of the losses that were deemed more likely than
not
to be utilized before expiration.  At
December 31, 2019
, the benefit of
$1.7
million of these losses is reflected in deferred tax assets.

The Corporation acquired
$8.9
million in federal loss carryforwards with the
2017
acquisition of Benchmark, which losses expire in years ranging from
2029
to
2036.
  Under Section
382
of the Internal Revenue Code, the annual limitation on the use of these losses is
$652,000
subject to other adjustments, including the impact of the tax liability adjustment described in Note
3.
  At
December 31, 2019
,
$4.4
million of the loss carryforwards remain; the benefit of which is reflected in deferred tax assets.

Management believes it is more likely than
not
that the benefit of recorded deferred tax assets will be realized. Consequently, no
valuation allowance for deferred tax assets is deemed necessary as of
December 31, 2019
and
2018
.

Unrecognized Tax Benefits

The Corporation had
no
unrecognized tax benefits at
December 31, 2019
and
2018
.  The Corporation does
not
expect the total amount of unrecognized tax benefits to significantly change in the next twelve
months.

There was
no
accrued interest related to uncertain tax positions at
December 31, 2019
and
December 31, 2018
.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no
longer subject to examination by taxing authorities for years before
2016.
  There are
no
current federal examinations of the Corporation’s open tax years.